AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2010

Securities Act File No. 033-79708

Investment Company Act File No. 811-8542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

                                                                    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 33	|X|

and/or

                                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 35	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1101 STEWART AVENUE, SUITE 207

GARDEN CITY, NEW YORK 11530

(Address of Principal Executive Offices)(Zip Code)

(516) 542-3000

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

 DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

___	immediately upon filing pursuant to paragraph (b) of Rule 485.
x	On January 15, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
___	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
___	on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

 The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 31 to its Registration Statement until January 15, 2011.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 31 under the Securities Act of 1933 and No.  33 under the Investment Company Act of 1940, filed on October 7, 2010, are incorporated by reference herein.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of New York on the 21st day of December, 2010.

                                        THE SARATOGA ADVANTAGE TRUST

                                        By:  /s/BRUCE E. VENTIMIGLIA

Bruce E. Ventimiglia

President, CEO and

Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia_ Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	December 21, 2010
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer	December 21, 2010
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	December 21, 2010
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	December 21, 2010
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	December 21, 2010
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	December 21, 2010
/s/ William B. Blundin* William B. Blundin	Trustee	December 21, 2010

*By:

/s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact